Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 SGD ($) $ / shares shares	Mar. 31, 2025 SGD ($) $ / shares shares	Mar. 31, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 39,737,227	$ 51,263,918	$ 43,796,144	$ 41,353,555
Cost of revenue		(26,955,638)	(34,774,738)	(29,057,985)	(26,645,034)
Gross profit		12,781,589	16,489,180	14,738,159	14,708,521
Operating Expenses [Abstract]
Selling and marketing expenses		(4,128,960)	(5,326,659)	(4,798,465)	(3,423,531)
Research and development expenses				(156,947)	(76,386)
General and administrative expenses		(5,347,070)	(6,898,110)	(7,545,515)	(7,044,966)
Total operating expenses		(9,476,030)	(12,224,769)	(12,500,927)	(10,544,883)
Income from operations		3,305,559	4,264,411	2,237,232	4,163,638
Other income/(expense)
Other income, net		513,504	662,458	421,223	198,440
Interest expense		(135,841)	(175,245)	(200,638)	(214,462)
Total other income/(expense), net		377,663	487,213	220,585	(16,022)
Income before income tax		3,683,222	4,751,624	2,457,817	4,147,616
Income tax expense		(899,436)	(1,160,339)	(219,952)	(792,207)
Net income		2,783,786	3,591,285	2,237,865	3,355,409
Other comprehensive loss
Foreign currency translation adjustment		(241,230)	(311,204)	(61,042)
Total comprehensive income		$ 2,542,556	$ 3,280,081	$ 2,176,823	$ 3,355,409
Weighted average number of ordinary shares
Basic (in Shares)	[1]	14,500,000	14,500,000	14,056,164	12,500,000
Diluted (in Shares)	[1]	14,500,000	14,500,000	14,056,164	12,500,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.19	$ 0.25	$ 0.16	$ 0.27
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.19	$ 0.25	$ 0.16	$ 0.27

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.